Class A Common Stock Subject to Possible Redemption	12 Months Ended
Dec. 31, 2022
DiamondHead Holdings Corp.
Statement [Line Items]
Class A Common Stock Subject to Possible Redemption

Note 8 — Class A Common Stock Subject to Possible Redemption

The Company’s Class A common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 300,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of the Company’s Class A common stock are entitled to one vote for each share. As of December 31, 2022 and 2021, there were 34,500,000 shares of Class A common stock outstanding, which were all subject to possible redemption and are classified outside of permanent equity in the consolidated balance sheets.

The Class A common stock subject to possible redemption reflected on the consolidated balance sheets is reconciled on the following table:

Class A common stock subject to possible redemption at December 31, 2020	$—
Gross Proceeds	345,000,000
Less:
Proceeds allocated to Public Warrants	(7,762,500)
Class A common stock issuance costs	(19,114,492)
Plus:
Accretion of carrying value to redemption value	26,876,992
Class A common stock subject to possible redemption at December 31, 2021	345,000,000
Increase in redemption value of Class A common stock subject to redemption	3,586,031
Class A common stock subject to possible redemption at December 31, 2022	$348,586,031